Schedule of Accumulated and Projected Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Pension Plans with Accumulated and Projected Benefit Obligations in Excess of Plan Assets [Line Items]
Accumulated benefit obligation	$ 8,412.6	$ 7,210.4
Fair value of plan assets	6,167.2	5,646.7
Projected benefit obligation	8,417.9	7,217.4
Fair value of plan assets	$ 6,167.2	$ 5,646.7